Provisions - Schedule of Provisions (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 CAD ($)
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	$ 234.3
Current year provisions	96.2
Acquisitions	13.7
Paid or otherwise settled	(99.7)
Impact of foreign exchange	(6.8)
Balance, end of the year	237.7
Less current portion	46.5
Long-term portion	191.2
Self-insured liabilities
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	113.1
Current year provisions	51.7
Acquisitions	0.0
Paid or otherwise settled	(41.7)
Impact of foreign exchange	(4.0)
Balance, end of the year	119.1
Less current portion	9.5
Long-term portion	109.6
Claims
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	70.0
Current year provisions	33.6
Acquisitions	8.5
Paid or otherwise settled	(46.2)
Impact of foreign exchange	(2.0)
Balance, end of the year	63.9
Less current portion	24.2
Long-term portion	39.7
Lease restoration
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	29.6
Current year provisions	3.0
Acquisitions	4.3
Paid or otherwise settled	(1.0)
Impact of foreign exchange	(0.4)
Balance, end of the year	35.5
Less current portion	4.8
Long-term portion	30.7
Onerous contracts
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	21.6
Current year provisions	7.9
Acquisitions	0.9
Paid or otherwise settled	(10.8)
Impact of foreign exchange	(0.4)
Balance, end of the year	19.2
Less current portion	8.0
Long-term portion	$ 11.2